Fair value measurements	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair value measurements

18. Fair value measurements

Measured on recurring basis

The Group measured its financial assets including cash equivalents, term deposits and short-term investments at fair value on a recurring basis as of December 31, 2014 and 2015. The following table sets forth the financial instruments, measured at fair value at recurring basis, by level within the fair value hierarchy:

		As of December 31,
Financial instruments	Fair value hierarchy	2014	2015
		US$	US$
Cash equivalents	Significant other observable inputs (Level 2)	89,884	2,952
Term deposits	Significant other observable inputs (Level 2)	281,513	—
Short-term investments:
- Variable-rate financial instruments	Significant other observable inputs (Level 2)	207,257	29,351
- Available-for-sale securities	Quoted Prices in Active Market for Identical Assets (Level 1)	8,889	11,867

Cash equivalents, term deposits and variable-rate financial instruments

The Group measures cash equivalents, term deposits and variable-rate financial instruments at fair value based on the pervasive interest rates in the market, which are also the interest rates as stated in the contracts with the banks. The Group classifies the valuation techniques that use the pervasive interest rates input as Level 2 of fair value measurements. Generally there are no quoted prices in active markets for identical time deposits at the reporting date. In order to determine the fair value, the Group must use the discounted cash flow method and observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Available-for-sale securities

The Group measures available-for-sale securities at fair value. As the available-for-sale securities are stocks of a public traded company, the Group determines the fair value of the available-for-sale securities according to the quoted market price at the end of each period. The Group classifies the valuation techniques as Level 1 of fair value measurement.

The following are other financial instruments not measured at fair value in the balance sheets but for which the fair value is estimated for disclosure purposes.

Short-term receivables and payables

Accounts receivable and prepaid expenses and other current assets are financial assets with carrying values that approximate fair value due to their short term nature. Accounts payable and accrued expenses and other current liabilities are financial liabilities with carrying values that approximate fair value due to their short term nature. The Group estimates fair values of short-term receivables and payables and classifies the valuation technique as Level 3 of fair value measurement, as it uses estimated cash flow input which is unobservable in the market.

Non-current assets and non-current liabilities

Non-current assets of receivables for rental deposits is a financial asset with carrying value that approximate fair value due to the change in fair value, after considering the discount rate, being immaterial. Accrued expenses and other liabilities, non-current portion is a financial liability with carrying value that approximate fair value due to the change in fair value, after considering the discount rate, being immaterial. The Group estimated fair values of non-current assets and non-current liabilities using the discounted cash flow method. The Group classifies the valuation technique as Level 3 of fair value measurement, as it uses estimated cash flow input which is unobservable in the market.

Measured on non-recurring basis

The Group’s non-financial assets, such as long-term investments, intangible assets and goodwill would be measured at fair value only if they were determined to be impaired.

Intangible assets and Goodwill

The inputs used to measure the estimated fair value of goodwill are classified as Level 3 fair value measurement due to the significance of unobservable inputs used such as historical financial information and assumptions about future growth rates and discount rates, which require significant judgment and company-specific information.

Long-term investments

As of December 31, 2014 and 2015, the Group had US$23,784 and US$391,261, respectively, long-term investments in equity securities of privately-held companies. Such investments are reviewed periodically for impairment using fair value measurement which requires significant unobservable inputs (Level 3). An impairment charge of US$949 was recorded in the consolidated statements of comprehensive income/(loss) for the year then ended. No impairment charges were recorded for the years ended December 31, 2013 and 2014, respectively.